Consolidated Statements Of Capitalization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 69,762	$ 69,223
Capital in excess of par value	686,106	664,369
Retained earnings	508,334	452,470
Treasury stock, at cost	(13,145)	(12,307)
Accumulated other comprehensive income	256	499
Total Aqua America stockholders' equity	1,251,313	1,174,254
Noncontrolling interest	504	572
Total Equity	1,251,817	1,174,826
Long-term debt of subsidiaries (substantially secured by utility plant):
Long-term debt	1,043,204	1,060,257
Notes payable to bank under revolving credit agreement, variable rate, due May 2012	38,212	65,000
Total long-term debt	1,516,548	1,560,389
Less: long-term debt of discontinued operations	40,662	40,932
Long-term debt of continuing operations	1,475,886	1,519,457
Current portion of long-term debt	80,429	28,087
Long-term debt, excluding current portion	1,395,457	1,491,370
Total capitalization	2,647,274	2,666,196
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	6,777	6,632
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	30,030	22,758
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	12,798	13,461
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	26,593	26,548
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	367,226	367,854
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	429,128	429,663
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	63,253	78,232
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	28,995	30,155
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	33,957	34,260
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	38,447	44,694
Long-Term Debt Of Subsidiaries 10.4% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	6,000	6,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Unsecured notes payable	193,000	193,000
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Unsecured notes payable	$ 242,132	$ 242,132